Leases - Summary of minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	₩ 1,725,690	₩ 1,917,329
Present Value Adjustment	134,773	144,674
Present value of minimum lease payment	1,590,917	1,772,655
Less than 1 year
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	635,826	678,790
Present Value Adjustment	65,349	73,230
Present value of minimum lease payment	570,477	605,560
1~2 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	470,800	527,757
Present Value Adjustment	39,631	43,701
Present value of minimum lease payment	431,169	484,056
2~3 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	308,999	391,447
Present Value Adjustment	18,738	21,169
Present value of minimum lease payment	290,261	370,278
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	191,257	219,040
Present Value Adjustment	6,606	6,089
Present value of minimum lease payment	184,651	212,951
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	113,638	93,975
Present Value Adjustment	4,417	432
Present value of minimum lease payment	109,221	93,543
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	5,170	6,320
Present Value Adjustment	32	53
Present value of minimum lease payment	₩ 5,138	₩ 6,267